Employee benefit obligations	6 Months Ended
Jun. 30, 2024
Employee benefit obligations.
Employee benefit obligations

11.   Employee benefit assets and obligations

Employee benefit assets and obligations at June 30, 2024 have been reviewed in respect of the latest discount rates, inflation rates and asset valuations. A net re-measurement gain of $4 million and $9 million has been recognized in the Consolidated Interim Statement of Comprehensive Income for the three and six months ended June 30, 2024 (2023: loss of $7 million and $8 million), respectively.

The re-measurement gain recognized for the three months ended June 30, 2024 consisted of a decrease in the obligations of $8 million (2023: decrease of $7 million), partly offset by a decrease in the asset valuations of $4 million (2023: decrease of $14 million).

The re-measurement gain recognized for the six months ended June 30, 2024 consisted of a decrease in the obligations of $14 million (2023: increase of $1 million) partly offset by a decrease in the asset valuations of $5 million (2023: decrease of $7 million).